Advances to Suppliers, Net	12 Months Ended
Jun. 30, 2025
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

NOTE 4 — ADVANCES TO SUPPLIERS, NET

Advances to suppliers, net consisted of the following:

	For the years ended,
	2025	2024
Advances to suppliers	$3,635,982	$2,084,014
Less: allowance for doubtful accounts	-	(13,681)
Advances to suppliers, net	$3,635,982	$2,070,333

Allowance for doubtful accounts movement is as follows:

	For the years ended,
	2025	2024
Beginning balance	$13,681	-
Provision	-	13,681
Recovery	(13,681)	-
Ending balance	$-	$13,681